Basis of Preparation - principal exchange rates (Details)	3 Months Ended									6 Months Ended
	Mar. 31, 2020 $ / €	Mar. 31, 2020 R$ / €	Mar. 31, 2020 ¥ / €	Mar. 31, 2020 $ / €	Mar. 31, 2020 $ / €	Mar. 31, 2020 zł / €	Mar. 31, 2020 $ / €	Mar. 31, 2020 £ / €	Mar. 31, 2020 SFr / €	Jun. 30, 2019 $ / €	Jun. 30, 2019 $ / € R$ / €	Jun. 30, 2019 $ / € ¥ / €	Jun. 30, 2019 $ / € $ / €	Jun. 30, 2019 $ / € $ / €	Jun. 30, 2019 $ / € zł / €	Jun. 30, 2019 $ / € $ / €	Jun. 30, 2019 $ / € £ / €	Jun. 30, 2019 $ / € SFr / €	Jun. 30, 2020 $ / €	Jun. 30, 2020 R$ / €	Jun. 30, 2020 ¥ / €	Jun. 30, 2020 $ / €	Jun. 30, 2020 $ / €	Jun. 30, 2020 zł / €	Jun. 30, 2020 $ / €	Jun. 30, 2020 £ / €	Jun. 30, 2020 SFr / €	Dec. 31, 2019 $ / €	Dec. 31, 2019 R$ / €	Dec. 31, 2019 ¥ / €	Dec. 31, 2019 $ / €	Dec. 31, 2019 $ / €	Dec. 31, 2019 zł / €	Dec. 31, 2019 $ / €	Dec. 31, 2019 £ / €	Dec. 31, 2019 SFr / €	Jun. 30, 2019 R$ / €	Jun. 30, 2019 ¥ / €	Jun. 30, 2019 $ / €	Jun. 30, 2019 $ / €	Jun. 30, 2019 zł / €	Jun. 30, 2019 $ / €	Jun. 30, 2019 £ / €	Jun. 30, 2019 SFr / €
Disclosure of notes and other explanatory information [Abstract]
Average foreign exchange rate	1.102	5.410	7.751	1.503	23.843	4.412	78.890	0.875	1.064	1.130	4.342	7.668	1.507	21.654	4.292	48.331	0.874	1.129
Closing foreign exchange rate										1.138	1.138	1.138	1.138	1.138	1.138	1.138	1.138	1.138	1.120	6.112	7.922	1.532	25.947	4.456	78.890	0.912	1.065	1.123	4.516	7.821	1.460	21.220	4.257	67.258	0.851	1.085	4.351	7.819	1.489	21.820	4.250	48.331	0.897	1.111